Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Apr. 30, 2019	Jul. 22, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000097931
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
Account Value			$ 22,403	$ 10,000	$ 19,966	$ 16,954	$ 20,122	$ 16,816	$ 14,891	$ 11,942	$ 13,209	$ 10,944	$ 9,650
C000097930
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
Account Value			$ 21,867	$ 10,000	19,526	16,637	19,777	16,576	14,710	11,828	13,124	10,901	9,634
C000158839
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Aggressive Growth ETF Portfolio
Account Value		$ 10,000	$ 20,378		18,241	15,577	18,575	15,594	13,882	11,189	12,463	10,475	9,322
C000211504
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Aggressive Growth ETF Portfolio
Account Value	$ 10,000		$ 15,968		14,259	12,149	14,442	12,104	10,742
C000097924
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
Account Value			16,434	$ 10,000	15,353	13,739	15,435	14,035	12,922	11,115	11,747	10,564	9,762
C000097925
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
Account Value			$ 16,039	$ 10,000	15,010	13,475	15,166	13,835	12,764	11,010	11,666	10,515	9,744
C000211501
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Balanced ETF Portfolio
Account Value	10,000		$ 13,307		12,461	11,194	12,608	11,502	10,611
C000158836
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Balanced ETF Portfolio
Account Value		10,000	$ 15,470		14,515	13,057	14,738	13,480	12,470	10,771	11,436	10,361	9,630
C000097922
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
Account Value			14,842	$ 10,000	13,973	12,763	13,964	13,082	12,200	10,890	11,167	10,427	9,822
C000097923
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
Account Value			$ 14,464	$ 10,000	13,645	12,497	13,711	12,880	12,032	10,772	11,068	10,361	9,791
C000211500
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Conservative ETF Portfolio
Account Value	10,000		$ 12,615		11,901	10,899	11,958	11,233	10,494
C000158835
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Conservative ETF Portfolio
Account Value		10,000	$ 14,127		13,357	12,258	13,487	12,691	11,896	10,684	10,968	10,287	9,731
C000097929
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
Account Value			20,649	$ 10,000	18,588	15,968	18,688	15,987	14,284	11,674	12,768	10,799	9,591
C000097928
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
Account Value			$ 20,142	$ 10,000	18,181	15,661	18,361	15,758	14,111	11,560	12,672	10,745	9,566
C000211503
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Growth ETF Portfolio
Account Value	10,000		$ 15,295		13,806	11,893	13,943	11,966	10,716
C000158838
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Growth ETF Portfolio
Account Value		10,000	$ 18,989		17,188	14,841	17,450	15,004	13,474	11,069	12,154	10,429	9,341
C000097926
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
Account Value			18,555	$ 10,000	17,025	14,959	17,127	15,140	13,661	11,466	12,276	10,733	9,687
C000097927
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
Account Value			$ 18,098	$ 10,000	16,628	14,654	16,824	14,913	13,484	11,340	12,178	10,672	9,657
C000211502
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Moderate Growth ETF Portfolio
Account Value	$ 10,000		$ 14,269		13,123	11,576	13,284	11,777	10,660
C000158837
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Moderate Growth ETF Portfolio
Account Value		$ 10,000	$ 17,208		15,863	14,012	16,119	14,319	12,989	10,959	11,720	10,383	9,474
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		21,907		17,523	13,876	16,944	13,165	11,119
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		21,907		17,523	13,876	16,944	13,165	11,119
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		21,907		17,523	13,876	16,944	13,165	11,119
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		21,907		17,523	13,876	16,944	13,165	11,119
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		21,907		17,523	13,876	16,944	13,165	11,119
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 32,991		$ 26,389	$ 20,896	$ 25,517	$ 19,826	$ 16,745	$ 12,735	$ 13,319	$ 10,932	$ 9,765